Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
2015	€ 238
2016	206
2017	130
2018	36
Total minimum lease payments	610
Less: amount representing interest	(37)
Present value of minimum lease payments	573
Current portion of capital lease obligations	217	184
Long-term portion	€ 355	€ 378